Subsequent events (Details 5) - bbl bbl in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Entitie 2 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,860	8,796	9,517
Revisions of previous estimates	1,986	1,967	224
Extensions and discoveries			41
Sales of reserves	(536)	(11)	(68)
Production for the year	(857)	(892)	(918)
Ending balance	10,453	9,860	8,796
Equity Portfolio Amount
IfrsStatementLineItems [Line Items]
Extensions and discoveries		1
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	8,435	7,552	8,156
Revisions of previous estimates	1,708	1,668	261
Extensions and discoveries			35
Sales of reserves	(465)	(9)	(102)
Production for the year	(752)	(777)	(798)
Ending balance	8,926	8,435	7,552
Equity Method Investees 2 [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,878	8,816	9,590
Revisions of previous estimates	1,988	1,969	224
Extensions and discoveries			41
Sales of reserves	(536)	(11)	(117)
Production for the year	(860)	(896)	(923)
Ending balance	10,470	9,878	8,816
Oil And Gas Producing Activities [member] | Brazil [Member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,816	8,792	9,480
Revisions of previous estimates	1,983	1,923	253
Extensions and discoveries			41
Sales of reserves	(523)	(11)	(68)
Production for the year	(852)	(888)	(914)
Ending balance	10,423	9,816	8,792
Oil And Gas Producing Activities [member] | South America One [Member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Beginning balance	31	5	27
Revisions of previous estimates	3	30	(21)
Production for the year	(4)	(3)	(2)
Ending balance		31	5
Oil And Gas Producing Activities [member] | North America [Member] | Equity Portfolio Amount
IfrsStatementLineItems [Line Items]
Beginning balance	18	19	24
Revisions of previous estimates	3	2
Extensions and discoveries		1
Sales of reserves	(1)
Production for the year	(3)	(3)	(5)
Ending balance	17	18	19
Oil And Gas Producing Activities [member] | South America [Member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Ending balance	31
Synthetics Oil 1 [Member] | Brazil [Member] | Oil Products [member]
IfrsStatementLineItems [Line Items]
Beginning balance	13		10
Revisions of previous estimates		14	(9)
Sales of reserves	(12)
Production for the year	(1)	(1)	(1)
Ending balance		13
Oil Natural [Member] | Africa [Member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Beginning balance			49
Sales of reserves			(49)
Production for the year			(1)